Effects of Interest Rate Swap Agreements (Detail) (Cash Flow Hedging, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative [Line Items]
Amount of gains (losses) recognized in OCI on interest rate swap and cap agreements	$ (29,049)	$ (134)	$ (2,578)
Amount of gains (losses) reclassified from accumulated OCI into income	(9,721)	(5,557)	(10,542)
Interest rate swap agreements
Derivative [Line Items]
Amount of gains (losses) recognized in OCI on interest rate swap and cap agreements	(35,767)	(217)	(4,220)
Interest rate swap agreements | Debt expense
Derivative [Line Items]
Amount of gains (losses) reclassified from accumulated OCI into income	(12,622)	(9,093)	(17,253)
Interest rate cap
Derivative [Line Items]
Amount of gains (losses) recognized in OCI on interest rate swap and cap agreements	(11,777)
Interest rate cap | Debt expense
Derivative [Line Items]
Amount of gains (losses) reclassified from accumulated OCI into income	(3,289)
Tax benefit (expense)
Derivative [Line Items]
Amount of gains (losses) recognized in OCI on interest rate swap and cap agreements	18,495	83	1,642
Amount of gains (losses) reclassified from accumulated OCI into income	$ 6,190	$ 3,536	$ 6,711